JPMorgan Growth Advantage Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 3000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.15%	14.59%	17.59%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.46%	11.22%	16.89%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.57%	9.46%	15.07%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.73%	8.63%	13.79%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.92%	11.86%	17.05%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.81%	12.70%	17.81%